Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510             Fax:  949/673-4525

                    March 27, 2016


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Amendment No. 2 to
	       Cabot Hill Acquisition Corporation
	       File No. 000-55560

Mesdames/Gentlemen:

     I attach for filing Amendment No. 2 to the Cabot Hill
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated March 24, 2016 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

Item 1. Business

1. The requested disclosure has been added and appears on page 15 of the registration statement.

Recent Blank Check Companies

2. The requested disclosure has been added and appears beginning on page 17 of the registration statement.


	                         Sincerely,

	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563